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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 9/30/08
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  River Oaks Capital LLC
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Address: 1905 East Wayzata Blvd.
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         Suite 140
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         Wayzata, MN 55391
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Welch
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Title: Principal
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Phone: 952-404-7025
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Signature, Place, and Date of Signing:

/s/ David Welch                    Wayzata, MN                 November 11, 2008
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[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:     21
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Form 13F Information Table Value Total:     $ 23,103,885
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                                            (in actual dollars)


List of Other Included Managers:            NONE
                                            ____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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9/30/2008

                                                                             ITEM 6                       ITEM 8
                                                 ITEM 4     ITEM 5        INVEST. DISC.              VOTING AUTHORITY
                            ITEM 2               FAIR     SHARES OF   --------------------          ------------------
          ITEM 1           TITLE OF   ITEM 3     MARKET   PRINCIPAL    SOLE   SHARED OTHER  ITEM 7   SOLE  SHARED NONE
      NAME OF ISSUER         CLASS   CUSIP #     VALUE      AMOUNT       A      B      C   MANAGERS    A      B     C
-------------------------- -------- --------- ----------- ---------   ------ ------- ----- -------- ------ ------ ----
APPALACHIAN BANCSHARES INC OTC EQ    37675105 $ 1,163,169   233,100 N X                    RIVO     233100      0    0
BEACH FIRST NATIONAL       OTC EQ    73334104 $ 1,379,394   233,400 N X                    RIVO     233400      0    0
BERKSHIRE HILLS BANCORP IN OTC EQ    84680107 $   923,040    28,845 N X                    RIVO      28845      0    0
OAK RIDGE FINANCIAL SVCS I OTC EQ   671768109 $   448,876    52,996 N X                    RIVO      52996      0    0
CAPE FEAR BANK CORP        OTC EQ   139380109 $ 1,404,655   234,500 N X                    RIVO     234500      0    0
COMMUNITY BANCORP          OTC EQ   20343T100 $   398,097    62,300 N X                    RIVO      62300      0    0
CCF HOLDING CO             OTC EQ   12487X104 $   285,285    79,800 N X                    RIVO      79800      0    0
COOPERATIVE BANKSHARES INC OTC EQ   216844100 $   306,543    57,192 N X                    RIVO      57192      0    0
COMMONWEALTH BANKSHARES IN OTC EQ   202736104 $ 2,178,520   153,525 N X                    RIVO     153525      0    0
EVANS BANCORP, INC         OTC EQ   29911Q208 $   312,035    18,420 N X                    RIVO      18420      0    0
FIRST REGIONAL BANCORF-CAL OTC EQ   33615C101 $ 1,203,125   192,500 N X                    RIVO     192500      0    0
INDIANA COMMUNITY BANCORP  OTC EQ   454674102 $   327,800    22,000 N X                    RIVO      22000      0    0
INTERNATIONAL BANCSHARES C OTC EQ   459044103 $ 1,533,600    56,800 N X                    RIVO      56800      0    0
MONARCH FINANCIAL HLDG INC OTC EQ   60907Q100 $ 1,714,790   222,700 N X                    RIVO     222700      0    0
PORTER BANCORP INC         OTC EQ   736233107 $ 4,303,401   253,995 N X                    RIVO     253995      0    0
SOUTHERN FIRST BANCSHARES  OTC EQ   842873101 $ 1,389,660   121,900 N X                    RIVO     121900      0    0
SUMMIT FINANCIAL GROUP INC OTC EQ   86606G101 $   682,969    58,125 N X                    RIVO      58125      0    0
STERLING FINANCIAL CORP-WA OTC EQ   859319105 $ 1,247,000    86,000 N X                    RIVO      86000      0    0
TAMALPAIS BANCORP          OTC EQ   87485H103 $   491,645    39,442 N X                    RIVO      39442      0    0
TCF FINANCIAL              NYSE     872275102 $   871,200    48,400 N X                    RIVO      48400      0    0
UCBH HOLDINGS INC          OTC EQ   90262T308 $   539,081    84,100 N X                    RIVO      84100      0    0
                                              $23,103,885
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